Capital and reserves	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Capital and reserves
11	Capital and reserves

i)	Share capital and share premium
As described in Note 1, the Reverse
Recapitalization
has resulted in GHI becoming a wholly owned subsidiary of GHL on December 1, 2021, effectuated by the holders of GHI ordinary shares and GHI convertible redeemable preference shares (“CRPS”) (collectively “GHI Shares”) exchanging each of their shares for 1.3032888 GHL Class A or Class B ordinary shares (collectively “GHL Ordinary Shares”) as described below:

(a)	Movements in GHI ordinary shares and GHI convertible redeemable preference shares (collectively “GHI Shares”)

(in thousands of shares) Grab Holdings Inc.	Note	Ordinary shares #			CRPS #
		2021	2020	2019	2021	2020	2019
In issue on January 1		198,538	161,371	140,786	2,871,351	2,576,688	2,166,043
Issued for acquisition of NCI/ in business combination		964	19,332	1,134	—	652	869
Issued for cash		—	—	—	98,065	294,011	409,776
Restricted share units vested	18	11,810	10,166	10,253	—	—	—
Exercise of share options	18	61,845	7,669	9,198	—	—	—
Restricted ordinary shares	18	32,452	—	—	—	—	—
Exchange for GHL Class A and Class B ordinary shares as part of Reverse Recapitalization	11(i)(b), 28	(305,609)	—	—	(2,969,416)	—	—
In issue at December 31 – fully paid		—	198,538	161,371	—	2,871,351	2,576,688

#	the number of shares have been retrospectively restated to reflect the exchange ratio to receive 1.3032888 GHL Ordinary Shares for each GHI Share
GHI ordinary shares
GHI ordinary shares had a par value of $0.000001 and ranked equally with regard to the GHI’s residual assets. Amounts received above the par value were recorded as share premium. Holders of these shares were entitled to receive dividends as declared from time to time and were entitled to one vote per share at general meetings of GHI.

GHI convertible redeemable preference shares (“CRPS”)
GHI CRPS had a par value of $0.000001
and holders, with regard to GHI’s residual assets, could participate only to the extent of the issue price of the shares. Holders of the CRPS would receive a non-cumulative dividend of
 8% per annum on the issue price at the discretion of GHI, or whenever dividends to GHI ordinary shareholders were declared. GHI CRPS did not have the right to participate in any additional dividends declared for ordinary shareholders and each share carried one vote at general meetings of GHI. Each CRPS could have been redeemed, at the option of the CRPS shareholders at any time after June 29, 2023 at the redemption price equivalent to the issue price of the CRPS together with compound interest of 6% per annum thereon. Prior to an initial public offering, each GHI CRPS could have been convertible into fully paid new GHI ordinary shares. Management had determined that the conversion option was to be classified as equity. In the event of an initial public offering, the GHI CRPS was to be mandatorily converted into fully paid new ordinary shares at the then applicable conversion ratio as was effectuated by the Reverse
Recapitalization
(as reflected in the table above).
Exchange of GHI shares for GHL shares as part of Reverse

Recapitalization
On December 1, 2021 the outstanding GHI ordinary shares and GHI CRPS (collectively “GHI Shares”), with the exception of those GHI Shares held by or on behalf of key management members (the “Key Executive Shares”), were canceled in exchange for the right to receive
1.3032888
GHL Class A ordinary shares for each GHI Share. On December 1, 2021 the Key Executive Shares were canceled in exchange for the right to receive
1.3032888 GHL Class B ordinary shares for each GHI Share. The exchange of the GHI Shares for the Class A and Class B ordinary shares is reflected in the section below.

(b)	Movements in GHL Class A ordinary shares and Class B ordinary shares (collectively “GHL Ordinary Shares”):

(in thousands of shares) Grab Holdings Limited	Note	Class A ordinary shares	Class B ordinary shares
Issuance of GHL shares as part of Reverse Recapitalization
Exchange of GHI ordinary shares and CRPS	11(i)(a)	3,152,143	122,882
Merger with AGC	28	62,491	—
Issued for cash to external investors	28	404,009	—
Restricted share units vested		276	—
Exercise of share options		179	—
In issue at December 31		3,619,098	122,882
Restricted ordinary shares issued but not paid		—	(32,452)
In issue at December 31 – fully paid		3,619,098	90,430
GHL Class A ordinary shares
GHL Class A ordinary shares have a par value of $0.000001 and are ranked equally with regard to the GHL’s residual assets. Amounts received above the par value are recorded as share premium. Each holder of GHL Class A ordinary shares will be entitled to one vote per share. Class A ordinary shares are listed on NASDAQ under the trading symbol “GRAB”.
GHL Class B ordinary shares
GHL Class B ordinary shares have a par value of
$0.000001
and are ranked equally with GHL Class A ordinary shares regard to the GHL’s residual assets. Each holder of GHL Class B ordinary shares is entitled to forty-five
(45) votes per share for a vote of all GHL Ordinary Shares voting together as a single class. In addition, holders of a majority of the GHL Class B ordinary shares will have the right to nominate, appoint and remove a majority of the members of GHL’s board of directors. Each GHL Class B ordinary share is convertible into one
GHL Class A ordinary share (as adjusted for share split, share combination and similar transactions occurring).

ii)	Nature and purpose of reserves
The reserves of the Group comprise of the following balances:

	2021	2020
(in $ millions)	$	$
CRPS reserve	—	3,850
Share option reserve	382	79
Foreign currency translation reserve	(19)	22
Other reserve	243	—
	606	3,951

a)	CRPS reserve and liability component
The CRPS reserve comprises the equity component of the convertible redeemable preference shares. The conversion of CRPS shares into GHL ordinary shares has resulted in the reclassification of the CRPS reserve to share premium within equity.
The conversion of CRPS has also resulted in the reclassification of the liability component to equity under share premium, which is reflected in the following table which presents the carrying amount of the liability component of CRPS at the end of each reporting year:

	2021	2020
(in $ millions)	$	$
Balance at January 1	10,767	8,256
Issuance of CRPS	436	1,095
Interest expense	1,570	1,416
Preference shares converted to GHL Ordinary Shares	(12,773)	—
Balance at December 31	—	10,767
The reconciliation of movement of CRPS liability to cash flows is presented in Note 14(iv).

b)	Share option reserve
The share option reserve comprises the cumulative value of employee services received for the issue of share options.

c)	Foreign currency translation reserve
The translation reserve comprises all foreign exchange differences arising from the translation of the financial statements of foreign operations.

d)	Other reserve
This reserve represents the conversion option issued in a share swap agreement with Emtek (see Note 7(i)).
iii)	Dividends
The Group did not declare any dividends for the years ended December 31, 2021, 2020 and 2019.